SCHEDULE OF COMPONENTS OF CAPITAL (Details)	Dec. 31, 2025 USD ($)
Notes and other explanatory information [abstract]
Cash, cash equivalents and short-term investments	$ 313,398,303
Shareholders' equity, excluding deficit and accumulated other comprehensive loss	$ 483,005,489